Other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Jun. 30, 2024
Current assets [Abstract]
Trade receivables	$ 2	$ 152
Government grant receivable	0	2,078
Share issuance proceeds	0	16,563
Interest receivable	285	1,472
ERS receivable	3,714	1,128
Other receivables	129	130
Goods and services tax receivable	16,883	7,844
Total other receivables	$ 21,013	$ 29,367